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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-10223

ING Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Senior Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2012 (Unaudited)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 130.2%
			Aerospace & Defense: 3.2%
1,197,000			Data Device Corp. (DDC), 1st Lien Term Loan, 7.500%, 06/15/18	$1,189,519	0.2
8,892,462			Delta Airlines, Inc., New Term Loan, 5.500%, 04/20/17	8,956,932	1.7
3,000,000		(1)	Delta Airlines, Inc., Term Loan B-1, 10/15/18	3,003,750	0.6
2,977,500			DigitalGlobe Inc., Term Loan B, 5.750%, 10/07/18	2,994,868	0.5
473,684			Forgings International Ltd., GBP 95mm Term LoanB2, 12/18/15	472,500	0.1
473,684			Forgings International Ltd., GBP 95mm Term LoanC2, 12/20/16	472,500	0.1
				17,090,069	3.2
			Automotive: 6.0%
8,897,412			Chrysler Group LLC, Term Loan B, 6.000%, 05/24/17	9,115,621	1.7
1,625,000			FleetPride Corporation, First Lien Term Loan, 5.250%, 12/31/19	1,627,709	0.3
5,049,000			Fram Group Holdings Inc., First Lien Term Loan, 6.500%, 07/28/17	5,036,378	0.9
997,380			Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	937,537	0.2
2,200,000		(1)	Goodyear Tire & Rubber Company (The), Second Lien Term Loan, 4.750%, 04/30/19	2,219,708	0.4
4,932,542			KAR Auction Services, Inc., Term Loan B, 5.000%, 05/19/17	4,969,536	0.9
2,659,500			Metaldyne, LLC, Term Loan B, 5.250%, 05/18/17	2,672,797	0.5
3,800,660			Remy International, Inc., Term Loan B, 6.250%, 12/16/16	3,833,916	0.7
596,131			Schrader International, Lux Term Loan, 6.250%, 04/30/18	604,328	0.1
458,571			Schrader International, US Term Loan, 6.250%, 04/30/18	464,876	0.1
500,000			Transtar Holding Company, 1st Lien Term Loan, 5.500%, 09/30/18	505,000	0.1
491,250			UCI International, Inc., Term Loan B, 5.500%, 07/26/17	496,162	0.1
				32,483,568	6.0
			Beverage & Tobacco: 0.4%
1,070,686			Clement Pappas, $230mm Term Loan, 6.500%, 08/14/17	1,073,362	0.2
EUR	666,192		Selecta, Term LoanB4, 2.441%, 06/28/15	754,213	0.1
SEK	4,375,000		Selecta, Term LoanB5, 4.433%, 02/07/15	562,873	0.1
				2,390,448	0.4
			Brokers, Dealers & Investment Houses: 1.1%
1,500,000			Nuveen Investments, Inc., 2nd Lien, 8.250%, 05/12/19	1,530,000	0.3
1,000,000			Nuveen Investments, Inc., First-Lien Incremental Term Loan, 7.250%, 05/13/17	1,005,750	0.2
850,000			Nuveen Investments, Inc., Term Loan B New Extended, 5.841%, 05/13/17	853,187	0.1
2,636,835			Nuveen Investments, Inc., Term Loan Extended 2017, 5.840%, 05/12/17	2,646,724	0.5
				6,035,661	1.1
			Building & Development: 2.9%
EUR	870,000		Ahlsell AB, Term Loan B, 5.721%, 03/31/19	1,134,784	0.2
6,283,197			Capital Automotive L.P., Term Loan, 5.250%, 03/11/17	6,342,102	1.2
752,797			Custom Building Products, Inc., Term Loan, 5.750%, 03/19/15	753,738	0.1
1,741,250			NCI Building Systems, Inc., Term Loan, 8.000%, 06/21/18	1,745,168	0.3
1,000,000			NES Rentals Holdings, Inc., Extended Second Lien Term Loan, 13.250%, 10/23/14	995,000	0.2
1,786,000		(1)	Roofing Supply Group, Term Loan B, 5.000%, 05/31/19	1,789,349	0.3
2,900,000			Wilsonart LLC, Term Loan B, 5.500%, 10/31/19	2,921,297	0.6
				15,681,438	2.9
			Business Equipment & Services: 13.7%
3,187,500			4L Holdings Inc., Term Loan, 6.751%, 05/06/18	3,171,562	0.6
3,994,259		(1)	Acosta, Inc., Term Loan D, 5.000%, 03/02/18	4,019,223	0.7
1,965,000			Advantage Sales & Marketing, Inc., First Lien Term Loan, 5.250%, 12/18/17	1,972,369	0.4
1,365,000			Advantage Sales & Marketing, Inc., Second Lien Term Loan, 9.250%, 06/18/18	1,376,091	0.3
1,000,000			AlixPartners LLP, Second Lien Term Loan, 10.750%, 12/15/19	1,013,125	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2012 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
			Business Equipment & Services (continued)
3,990,000			AlixPartners LLP, Term Loan B-2, 6.500%, 06/15/19	$4,041,503	0.7
3,277,371			Avaya Inc., Term Loan B-3, 4.812%, 10/26/17	2,866,880	0.5
2,958,931			Catalent Pharma Solutions, Inc., Incremental USD Term LoanB-2, 5.250%, 09/15/17	2,995,918	0.6
4,475,337			CorpSource Finance Holdings, LLC, 1st Lien Term Loan, 6.625%, 04/28/17	4,436,177	0.8
1,227,764			CorpSource Finance Holdings, LLC, 2nd Lien Term Loan, 10.500%, 04/29/18	1,129,543	0.2
1,000,000			First American Payment Systems, 1st Lien Term Loan, 5.750%, 09/30/18	1,002,500	0.2
500,000			First American Payment Systems, 2nd Lien, 10.750%, 03/30/19	497,500	0.1
5,000,000			First Data Corporation, Extended 2018 Dollar Term Loan, 4.208%, 03/23/18	4,771,430	0.9
1,100,000			GCA Services, Term Loan B, 5.250%, 10/31/19	1,099,657	0.2
5,979,177			Go Daddy Operating Company, LLC, 1st Lien Term Loan, 5.500%, 12/17/18	5,978,244	1.1
2,172,450			Information Resources, Inc., Term Loan B, 5.000%, 12/01/17	2,177,881	0.4
3,962,500			Mercury Payment Systems LLC, Term Loan B Inc, 5.500%, 07/01/17	4,009,555	0.7
2,727,922			Property Data I, Inc., Term Loan B, 7.000%, 12/21/16	2,739,857	0.5
5,515,237			Quintiles Transnational Corp., Term Loan B, 5.000%, 06/08/18	5,546,922	1.0
1,500,000		(1)	SGS International, Term Loan, 10/15/19	1,501,875	0.3
1,400,000			Ship US Bidco, Inc. (RBS Worldpay), Term Loan B2 USD (size TBC), 5.250%, 10/15/17	1,410,500	0.3
648,702			U.S. Security Associates Holdings, Inc., $75mm Delayed Draw Term Loan, 6.000%, 07/28/17	654,379	0.1
3,314,336			U.S. Security Associates Holdings, Inc., New Term Loan, 6.000%, 07/28/17	3,343,336	0.6
3,519,294			Web.com Group, Inc., 1st Lien Term Loan, 5.500%, 10/27/17	3,506,633	0.7
8,478,750			West Corp, Term B-6 Facility, 5.750%, 06/30/18	8,599,750	1.6
				73,862,410	13.7
			Cable & Satellite Television: 3.2%
1,097,250			Atlantic Broadband, First Lien Term Loan, 5.250%, 03/29/19	1,111,423	0.2
EUR	569,012	(1)	Numericable (YPSO France SAS), Term Loan B1 (Acq) - Extended, 4.857%, 06/16/16	706,166	0.1
EUR	1,946,588	(1)	Numericable (YPSO France SAS), Term Loan B1 (Recap) - Extended, 4.857%, 06/16/16	2,415,791	0.5
EUR	984,400	(1)	Numericable (YPSO France SAS), Term Loan B2 (Acq) - Extended, 4.857%, 06/16/16	1,221,679	0.2
820,877			RCN Cable, Term LoanB, 5.250%, 08/16/16	833,190	0.2
2,236,128			San Juan Cable LLC, ‘1st Lien, 6.000%, 06/09/17	2,252,899	0.4
1,500,000			WaveDivision Holdings LLC, Term LoanB, 5.500%, 09/28/19	1,515,920	0.3
6,932,625			Wideopenwest Finance, LLC, Term Loan, 6.250%, 07/05/18	7,020,073	1.3
				17,077,141	3.2
			Chemicals & Plastics: 5.8%
1,990,000			Ascend Performance Materials Operations LLC, Term Loan, 6.750%, 04/09/18	1,960,150	0.4
1,417,091			AZ Chem US Inc., Term Loan B, 7.250%, 12/19/17	1,446,850	0.3
1,500,000			Chemtura Corporation, Term Loan, 5.500%, 08/27/16	1,520,625	0.3
1,401,296			Houghton International, Inc., Term Loan B1, 6.750%, 01/29/16	1,408,303	0.3
6,487,412			Ineos US Finance LLC, Cash Dollar Term Loan, 6.500%, 04/27/18	6,582,985	1.2
250,000		(1)	KLEOPATRA LUX 2 S.À. R.L, new Term Loan B, 12/21/16	252,187	0.0
1,097,250			KLEOPATRA LUX 2 S.À. R.L, Term Loan B, 5.750%, 12/21/16	1,106,851	0.2
1,674,000			Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Synthetic LC (C3), 05/03/13	1,615,410	0.3
448,955			Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C4B, 4.125%, 05/05/15	445,027	0.1
981,865			Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C7B, 4.125%, 05/05/15	968,365	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2012 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
			Chemicals & Plastics (continued)
2,115,655			Styron S.A.R.L., Term Loan B, 8.000%, 08/02/17	$2,032,497	0.4
8,727,061			Univar Inc., Term Loan B, 5.000%, 06/30/17	8,684,028	1.6
2,945,200			Vantage Specialties Inc., Term Loan B, 7.000%, 02/10/18	2,970,970	0.5
				30,994,248	5.8
			Clothing/Textiles: 0.7%
1,976,155			Targus Group, Inc., New Senior Secured Term Loan, 11.000%, 05/16/16	1,986,036	0.4
163,972			Totes Isotoner Corporation, Delayed Draw 1st Ln Term Loan, 7.293%, 07/07/17	163,870	0.0
1,581,392			Totes Isotoner Corporation, First Ln Term Loan, 7.252%, 07/07/17	1,580,403	0.3
				3,730,309	0.7
			Conglomerates: 1.7%
4,500,608			Affinion Group, Inc., First Lien Term Loan, 6.500%, 10/10/16	4,177,527	0.8
CAD	850,000	(1)	Spectrum Brands, Inc., $CAD Term Loan, 10/31/19	861,834	0.2
1,000,000		(1)	Spectrum Brands, Inc., $US Term Loan, 10/31/19	1,008,393	0.2
653,251			Spectrum Brands, Inc., Term Loan B, 5.018%, 06/17/16	658,733	0.1
1,185,000			Waterpik, Term Loan, 6.750%, 08/10/17	1,185,000	0.2
1,200,000			WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	1,215,000	0.2
				9,106,487	1.7
			Containers & Glass Products: 4.0%
900,000			Bway Holding Corporation, Term Loan B, 4.750%, 08/05/17	909,844	0.2
3,134,482			Husky Injection Molding Systems, Ltd, New Term Loan B, 5.750%, 06/30/18	3,182,283	0.6
1,717,116			Pro Mach, Inc, Term Loan, 5.000%, 07/06/17	1,732,141	0.3
EUR	976,822		Reynolds Group Holdings Inc, Eur Term Loan, 5.250%, 09/26/18	1,274,434	0.2
9,521,369			Reynolds Group Holdings Inc, USD Term Loan, 4.750%, 09/26/18	9,617,240	1.8
2,693,250			TricorBraun, Term Loan, 5.500%, 04/30/18	2,713,449	0.5
EUR	280,359		Xerium Technologies, Inc., Euro First Lien Term Loan, 6.250%, 05/22/17	359,856	0.1
1,683,321			Xerium Technologies, Inc., USD First Lien Term Loan, 6.250%, 05/22/17	1,682,269	0.3
				21,471,516	4.0
			Cosmetics/Toiletries: 0.5%
283,046			KIK Custom Products, Inc., $CAD First Lien Term Loan, 06/02/14	266,947	0.0
1,646,036			KIK Custom Products, Inc., $US First Lien Term Loan, 06/02/14	1,552,418	0.3
987,500			KIK Custom Products, Inc., Incremental First Lien Term Loan, 8.500%, 05/30/14	975,156	0.2
				2,794,521	0.5
			Drugs: 0.7%
2,962,500			Jazz Pharmaceuticals Inc., Term Loan, 5.250%, 05/30/18	3,004,470	0.6
808,333			Prestige Brands, Term Loan B, 5.271%, 01/31/19	818,942	0.1
				3,823,412	0.7
			Ecological Services & Equipment: 1.1%
5,000,000			ADS Waste Holdings, Inc., Term Loan, 5.250%, 10/01/19	5,071,875	1.0
696,500			WCA Waste Corporation, Term Loan B, 5.500%, 02/28/18	702,014	0.1
				5,773,889	1.1
			Electronics/Electrical: 8.9%
4,759,063			Attachmate Corporation, 1st Lien Term Loan, 7.250%, 11/15/17	4,820,930	0.9
4,367,000			Blackboard Inc., 1st Lien Term Loan B, 7.500%, 10/04/18	4,408,329	0.8
1,741,250			Blackboard Inc., 1st Lien Term Loan B-1, 7.500%, 10/04/18	1,757,729	0.3
1,000,000			Blackboard Inc., 2nd Lien Term Loan B, 11.500%, 10/01/19	975,000	0.2
4,848,675			Epicor Software Corporation, Term Loan B, 5.000%, 05/16/18	4,877,767	0.9
4,975,000			Freescale Semiconductor, Inc., Incremental Term Loan B-2, 6.000%, 02/28/19	4,932,713	0.9
2,079,740		(1)	Freescale Semiconductor, Inc., Term Loan B-2, 4.462%, 12/01/16	2,024,714	0.4
1,580,944			Greeneden U.S. Holdings II, L.L.C., 1st Lien Term Loan, 6.750%, 01/31/18	1,601,694	0.3
1,406,250			Hyland Software, Inc., 1st Lien Term Loan, 5.500%, 10/24/19	1,409,106	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2012 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
			Electronics/Electrical (continued)
2,863,081			Kronos Incorporated, First Lien Term Loan, 5.500%, 10/26/19	$2,891,712	0.5
6,733,125			Lawson Software, Inc., Term Loan B, 5.250%, 04/05/18	6,800,456	1.3
1,697,175			Open Link Financial, Inc., Term Loan, 7.750%, 10/28/17	1,707,782	0.3
751,014		(1)	Orbitz Worldwide, Inc., Term Loan, 07/25/14	719,721	0.1
1,006,250			RedPrairie Corporation, Term Loan B, 6.000%, 08/07/18	1,010,023	0.2
3,968,504			Sabre Inc., Extended Term Loan, 5.959%, 09/30/17	3,966,377	0.7
500,000			Sabre Inc., Incremental Term Loan, 7.250%, 12/27/17	506,459	0.1
2,974,671			SS&C Technologies Inc., Term Loan B-1, 5.000%, 06/01/19	3,006,277	0.6
307,725			SS&C Technologies Inc., Term Loan B-2, 5.000%, 06/01/19	310,610	0.1
				47,727,399	8.9
			Equipment Leasing: 0.3%
250,000			Brock Holdings, Inc., New 2nd Lien Term Loan, 10.000%, 03/16/18	250,625	0.1
1,146,706			Brock Holdings, Inc., New Term Loan B, 6.012%, 03/16/17	1,158,173	0.2
				1,408,798	0.3
			Financial Intermediaries: 1.7%
979,095			BNY ConvergEx Group, LLC, Eze Borrower Term Loan, 5.250%, 12/19/16	952,782	0.2
2,234,712			BNY ConvergEx Group, LLC, Top Borrower Term Loan, 5.250%, 12/19/16	2,174,654	0.4
1,743,182			MIP Delaware, LLC, Term Loan, 5.500%, 07/12/18	1,760,614	0.3
4,000,000			Residential Capital, A-1 Term Loan, 5.000%, 11/15/13	4,011,252	0.8
				8,899,302	1.7
			Food Products: 1.6%
3,500,000			Advance Pierre Foods, 1st Lien Term Loan B, 5.750%, 06/30/17	3,543,750	0.6
3,000,000			Advance Pierre Foods, 2nd Lien Term Loan, 9.500%, 09/30/17	3,069,375	0.6
2,055,639			NPC International, Term Loan B, 4.500%, 12/28/18	2,076,196	0.4
				8,689,321	1.6
			Food Service: 1.4%
2,238,750			Landry’s Restaurants, Term Loan B, 6.500%, 04/30/18	2,266,175	0.4
4,000,000			OSI Restaurant Partners, Inc., Term Loan, 4.750%, 10/31/19	4,042,500	0.8
1,250,000			P.F. Chang’s China Bistro, Inc., Term LoanB, 6.250%, 06/30/19	1,264,062	0.2
				7,572,737	1.4
			Food/Drug Retailers: 0.9%
2,534,088			Roundys Supermarkets, Inc., Term Loan B, 5.750%, 02/14/19	2,394,185	0.4
2,693,250			Supervalu, Real Estate Term LoanB, 8.000%, 08/15/18	2,722,919	0.5
				5,117,104	0.9
			Health Care: 11.6%
740,741		(1)	AssuraMed Holding, Inc., First Lien Term Loan B, 10/30/19	746,759	0.1
230,769		(1)	AssuraMed Holding, Inc., Second Lien Term Loan B, 03/30/20	231,923	0.0
EUR	3,990,000		Bausch & Lomb, Inc., Euro Term Loan, 5.750%, 04/30/19	5,203,488	1.0
1,995,000			Bausch & Lomb, Inc., US Term Loan, 5.250%, 04/30/19	2,025,460	0.4
1,500,000			BSN Medical, Term Loan B1A, 5.000%, 08/28/19	1,510,001	0.3
1,200,000		(1)	CHG Medical Staffing, Inc., 1st lien Term Loan, 11/20/19	1,201,500	0.2
400,000		(1)	CHG Medical Staffing, Inc., Second lien Term Loan, 11/20/20	401,333	0.1
2,236,881			ConvaTec, Dollar Term Loan, 5.000%, 12/22/16	2,262,046	0.4
3,275,208			DJO Finance LLC, Tranche B-3 Term Loan, 6.250%, 09/15/17	3,298,954	0.6
2,936,007		(1)	Drumm Corp., Term Loan B, 5.000%, 05/04/18	2,824,072	0.5
992,513			Emdeon, Inc., Term B-1, 5.000%, 11/02/18	1,004,919	0.2
4,315,887			Emergency Medical Services Corporation, Term Loan B, 5.250%, 05/25/18	4,368,489	0.8
2,351,980			Harlan Laboratories, Inc., Term LoanB, 07/11/14	2,246,141	0.4
3,307,193			Iasis Healthcare LLC, Term Loan B, 5.000%, 05/03/18	3,322,697	0.6
1,856,285			Immucor, Inc., Term B-1, 5.750%, 08/17/18	1,877,168	0.4
3,371,550			inVentiv Health Inc., Original Term Loan B, 6.500%, 08/04/16	3,272,932	0.6
548,063			inVentiv Health Inc., Term B-3, 6.750%, 05/15/18	534,361	0.1
4,466,250			Kinetic Concepts, Inc., Term Loan B-1, 7.000%, 04/20/18	4,523,941	0.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2012 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
			Health Care (continued)
2,000,000			Kinetic Concepts, Inc., USD C-1, 5.500%, 05/04/18	$2,018,126	0.4
571,521			Medassets, Inc., Term Loan B, 5.000%, 11/16/16	573,664	0.1
3,399,646		(1)	Onex Carestream Finance LP, Term Loan B, 5.000%, 02/25/17	3,391,147	0.6
3,700,000			Par Pharmaceutical Companies, Term Loan B, 5.000%, 09/30/19	3,697,688	0.7
1,985,000			Pharmaceutical Product Development, Inc., Bank Term Loan B, 6.250%, 11/30/18	2,018,703	0.4
1,741,250			Press Ganey, 1st Lien, 5.250%, 04/30/18	1,756,486	0.3
400,000			Press Ganey, 2nd Lien, 8.250%, 08/31/18	399,000	0.1
2,493,750			Select Medical Corporation, Incremental Term Loan, 5.501%, 06/01/18	2,515,570	0.5
1,336,014			Skilled Healthcare Group, Inc., New Term Loan, 6.750%, 04/08/16	1,341,024	0.3
878,875			Surgical Care Affiliates LLC, Incremental Term Loan, 5.500%, 06/29/18	872,283	0.2
1,990,000			United Surgical Partners International, Inc., New Tranche B, 6.000%, 04/01/19	2,004,925	0.4
76,531			Vantage Oncology Holdings, LLC, Delayed Draw Term Loan $25mm, 7.750%, 01/31/17	73,469	0.0
629,941			Vantage Oncology Holdings, LLC, Term Loan, 7.750%, 01/31/17	604,743	0.1
				62,123,012	11.6
			Home Furnishings: 2.4%
5,000,000			AOT Bedding Super Holdings, LLC, Term Loan B, 5.000%, 10/01/19	5,007,190	0.9
750,000		(1)	Hillman Group (The), Inc., First Lien Term Loan, 05/27/16	752,812	0.1
750,000		(1)	Monitronics International, Inc., Incremental Term Loan B, 03/28/18	756,562	0.2
1,691,500			Monitronics International, Inc., Term Loan B, 5.500%, 03/28/18	1,706,301	0.3
1,999,950			Protection One, Inc., Term Loan B, 5.750%, 03/31/19	2,014,116	0.4
2,400,000		(1)	Tempur-Pedic International, Inc., Term Loan B, 12/31/19	2,414,626	0.5
				12,651,607	2.4
			Industrial Equipment: 2.8%
2,486,505			Edwards (Cayman Islands II) Limited (aka BOC Edwards), Extended Term Loan, 5.500%, 05/31/16	2,491,167	0.5
4,289,250			Generac Power Systems, Inc., Term Loan B, 6.250%, 05/30/18	4,400,054	0.8
4,720,000			Schaeffler AG, Term Loan C2 USD, 6.000%, 01/31/17	4,779,000	0.9
200,000		(1)	Sensus Metering Systems Inc., New Second Lien Term Loan, 8.500%, 05/09/18	200,500	0.0
EUR	1,489,886		Terex Corporation, Term Loan Euro Tranche, 5.000%, 04/28/17	1,946,236	0.4
970,000		(1)	Terex Corporation, Term Loan, 4.500%, 04/28/17	979,700	0.2
				14,796,657	2.8
			Insurance: 2.6%
2,394,000			AmWINS Group, Inc., 1st Lien Term Loan, 5.750%, 06/01/19	2,411,955	0.4
1,000,000			AmWINS Group, Inc., 2nd Lien Term Loan, 9.250%, 12/01/19	1,007,500	0.2
860,675			Applied Systems Inc., First Lien Incremental, 5.500%, 12/08/16	871,434	0.2
1,584,757			Applied Systems Inc., First Lien, 5.500%, 12/08/16	1,596,643	0.3
350,000			Applied Systems Inc., Second Lien, 9.500%, 06/07/17	352,479	0.1
477,357			CCC Information Services Group, Inc., Term Loan B, 5.750%, 11/11/15	480,937	0.1
3,024,000			HMSC Corporation, 1st Lien Term Loan, 04/03/14	2,923,201	0.5
2,946,154		(1)	Sedgwick Holdings, Inc., Term Loan B-1, 5.000%, 12/30/16	2,953,519	0.6
582,000			USI Holdings Corp., Term Loan C, 7.000%, 04/15/14	584,910	0.1
678,300			USI Holdings Corp., Term Loan D, 5.750%, 05/05/14	679,996	0.1
				13,862,574	2.6
			Leisure Good/Activities/Movies: 4.4%
4,670,328			24 Hour Fitness Worldwide, Inc, Term Loan B, 7.500%, 04/22/16	4,713,528	0.9
2,487,500			Delta2 Sarl Luxembourg (Formula One World Championship), Term Loan B, 6.000%, 04/30/19	2,520,459	0.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2012 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
		Leisure Good/Activities/Movies (continued)
2,500,000	(1)	Equinox Holdings, Inc., First Lien Term Loan, 12/31/19	$2,500,000	0.4
500,000	(1)	Equinox Holdings, Inc., Second Lien Term Loan, 06/30/20	501,250	0.1
1,831,262		FGI Operating, Add-On Term Loan, 5.502%, 04/30/19	1,842,708	0.3
4,200,000	(1)	Getty Images, Inc, Term Loan B, 4.750%, 10/31/19	4,224,675	0.8
3,384,495		SRAM, LLC, First Lien Term Loan, 4.765%, 06/07/18	3,418,340	0.6
357,500		SRAM, LLC, Second Lien Term Loan, 8.500%, 12/07/18	362,863	0.1
31,696		VNU, Non-Extended Term Loan, 08/09/13	31,745	0.0
900,000		Warner Music Group, 1st Lien Term Loan, 5.250%, 11/01/18	909,375	0.2
2,795,000		Wilton Brands, Inc., Term Loan, 7.500%, 08/31/18	2,826,444	0.5
			23,851,387	4.4
		Lodging & Casinos: 6.0%
3,878,875		Boyd Gaming Corporation, Incremental Term Loan, 6.000%, 12/17/15	3,920,433	0.7
1,512,778		Caesars Entertainment Operating Company, Inc., Term Loan B4 (Incremental), 9.500%, 10/31/16	1,546,437	0.3
8,380,170		Caesars Entertainment Operating Company, Inc., Term Loan B6, 5.458%, 01/28/18	7,506,068	1.4
1,275,000		Caesars Octavius, LLC, Term Loan, 9.250%, 02/24/17	1,281,375	0.2
3,765,000	(1)	Cannery Casino Resorts, LLC, 1st Lien Term Loan, 6.000%, 10/01/18	3,757,941	0.7
845,005	^, (2)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 06/06/14	152,101	0.0
1,690,010	^, (2)	Fontainebleau Las Vegas, LLC, Term Loan, 06/06/14	304,202	0.1
913,401		Global Cash Access, Inc., Term Loan B, 7.000%, 03/01/16	918,539	0.2
2,303,084		Golden Nugget, Inc., 1st Lien Term Loan, 06/30/14	2,218,637	0.4
1,310,951		Golden Nugget, Inc., Delayed Draw Term Loan, 06/30/14	1,262,882	0.2
4,300,000		NP Opco LLC, Term Loan B, 5.500%, 09/27/19	4,328,668	0.8
3,000,000	(1)	Peppermill Casinos, Inc., Term Loan B, 10/31/19	2,925,000	0.6
19,516		Seminole Tribe Of Florida, Term Loan B-2, 03/05/14	19,540	0.0
1,994,065		Station Casinos LLC, Term Loan B-1, 3.209%, 06/17/16	1,941,721	0.4
			32,083,544	6.0
		Nonferrous Metals/Minerals: 1.1%
2,992,500		Constellium Holdco BV, Term Loan B, 9.250%, 04/30/18	3,007,462	0.6
2,158,645		Fairmount Minerals, Ltd., Term Loan B, 5.250%, 03/15/17	2,159,032	0.4
672,730		Noranda Aluminum Acquisition Corp., Term Loan B, 5.750%, 02/28/19	678,196	0.1
			5,844,690	1.1
		Oil & Gas: 2.7%
1,437,750		Crestwood Holdings LLC, Term Loan B, 9.750%, 03/30/18	1,460,514	0.3
5,250,148		FTS International, Inc. (fka FracTech), Term Loan (HoldCo), 8.500%, 05/06/16	4,506,375	0.8
3,350,000	(1)	Plains Exploration & Production Company, Term Loan B, 11/30/19	3,373,554	0.6
1,300,000		Samson Investment Company, 2nd Lien Term Loan, 6.000%, 09/28/18	1,310,911	0.3
3,771,500		Tervita (fka CCS Inc.), Add-On Term Loan, 6.500%, 11/14/14	3,769,927	0.7
			14,421,281	2.7
		Publishing: 4.7%
1,031,838		Caribe Media Inc., Term Loan, 10.000%, 11/18/14	742,923	0.1
5,981,542		Cengage Learning, Inc., Extended Term LoanB, 5.710%, 07/31/17	4,457,319	0.8
1,829,998		Cenveo Corporation, Term Loan B, 6.625%, 12/21/16	1,848,298	0.3
1,470,261		Dex Media East, LLC, Term Loan, 2.825%, 10/24/14	953,044	0.2
1,578,460		Dex Media West, LLC, Term Loan due 10/24/2014, 7.000%, 10/24/14	1,062,641	0.2
760,873		Flint Group Holdings S.A.R.L., Term Loan B7USD AEB, 12/31/16	746,607	0.1
320,098		Flint Group Holdings S.A.R.L., Term Loan B7USD AFB, 12/31/16	314,096	0.1
2,122,344		Flint Group Holdings S.A.R.L., Term Loan B9 new add-on, 12/31/16	2,082,551	0.4
1,155,731		Flint Group Holdings S.A.R.L., Term Loan C7USD, 12/31/16	1,134,061	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2012 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
			Publishing (continued)
1,169,630			Intermedia Outdoor, Inc., 1st lien Term Loan, 01/31/13	$1,064,363	0.2
EUR	1,566,346	(3)	Mediannuaire Holding, Term Loan B3 (extended), 10/12/15	504,912	0.1
EUR	1,699,534	(3)	Mediannuaire Holding, Term Loan C2 (extended Term Loan B3 lenders), 10/12/15	547,846	0.1
1,748,234			Nelson Canada, ‘1ST LIEN-C$ 330 mm, 07/03/14	1,372,363	0.3
2,135,562			Penton Media, Inc, Term LoanB, 5.000%, 08/01/14	1,770,738	0.3
3,823,439			R.H. Donnelley Corporation, Term Loan, 9.000%, 10/24/14	2,425,154	0.4
6,387,239			SuperMedia, Inc., Term Loan, 11.000%, 12/31/15	4,155,697	0.8
1,515,303		(3)	Yell Group PLC, New Term Loan B (USD), 07/31/14	310,637	0.1
				25,493,250	4.7

			Radio & Television: 6.6%
403,434			AR Broadcasting LLC, Term Loan, 5.250%, 02/20/22	361,073	0.1
1,592,682			Barrington Broadcasting Group, Term Loan B, 7.500%, 06/30/17	1,606,618	0.3
6,921,330		(1)	Clear Channel Communications, Inc., Term Loan B, 3.859%, 01/28/16	5,627,906	1.1
4,958,491			Cumulus Media Holdings Inc., First Lien Term Loan B, 5.750%, 09/17/18	4,985,038	0.9
2,000,000			Cumulus Media Holdings Inc., Second Lien Term Loan B, 7.500%, 02/11/19	2,045,000	0.4
1,343,667			Entercom Communications Corporation, Term Loan B, 6.262%, 11/22/18	1,349,713	0.3
992,500			LIN Television Corporation, Term Loan B, 5.000%, 01/01/18	997,463	0.2
619,491			Nexstar Broadcasting, Inc., Term LoanB-Mission, 5.000%, 09/30/16	621,039	0.1
715,938			Raycom TV Broadcasting, LLC, Termm Loan B, 4.250%, 05/31/17	715,043	0.1
EUR	1,515,292		TDF SA, Extended Term Loan B, 4.107%, 01/29/16	1,784,682	0.3
EUR	1,515,292		TDF SA, Term LoanC, 01/29/16	1,784,683	0.3
13,820,305			Univision Communications, Inc., Extended Term Loan, 4.459%, 03/31/17	13,516,701	2.5
				35,394,959	6.6

			Retailers (Except Food & Drug): 11.8%
5,161,000			Academy Ltd., Term Loan (2012 refi), 4.750%, 08/03/18	5,187,450	1.0
1,610,750			Ascena Retail Group, Inc., Term Facility, 4.750%, 06/11/18	1,625,851	0.3
4,000,000		(1)	Bass Pro Group, LLC, Term Loan B, 11/20/19	4,008,752	0.8
9,600,000			BJs Wholesale Club, First Lien Term Loan, 5.750%, 09/25/19	9,731,146	1.8
2,363,364		(1)	BJs Wholesale Club, Second Lien Term Loan, 9.750%, 03/25/20	2,432,788	0.5
3,974,096			Guitar Center, Inc., Extended Term Loan maturing 04/17, 5.620%, 04/10/17	3,825,067	0.7
2,743,125			Harbor Freight Tools USA, Inc., Senior Secured Term Loan, 5.500%, 05/15/19	2,770,556	0.5
1,669,897			Jo-Ann Stores, Inc., Term Loan B, 4.750%, 03/16/18	1,676,368	0.3
1,196,000			Leslies Poolmart, Inc., Term Loan, 4.870%, 10/15/19	1,202,167	0.2
1,218,739			Lord & Taylor, Term Loan Facility, 5.750%, 01/09/18	1,231,116	0.2
EUR	203,611		Maxeda DIY Group B.V., Term Loan B1, 2.860%, 06/29/15	206,430	0.0
EUR	276,366		Maxeda DIY Group B.V., Term Loan B2, 2.858%, 08/01/15	280,192	0.1
EUR	203,505		Maxeda DIY Group B.V., Term Loan C1, 3.359%, 06/27/16	206,322	0.0
EUR	276,209		Maxeda DIY Group B.V., Term Loan C2, 3.359%, 08/01/16	280,033	0.1
2,904,349			Ollie’s Holdings, Inc., Term Loan, 6.250%, 09/25/19	2,926,132	0.5
4,500,000			Party City Holdings Inc, Term Loan B, 5.750%, 07/27/19	4,550,225	0.9
1,838,710		(1)	Pep Boys, Term Loan B, 5.000%, 10/01/18	1,853,649	0.3
3,096,500		(1)	Savers, Term LoanB, 5.000%, 07/09/19	3,109,403	0.6
1,462,650			Sleepy’s Holdings, LLC, Term Loan, 7.250%, 03/19/19	1,468,135	0.3
1,600,000		(1)	Sportsman’s Warehouse, Inc., Term Loan, 11/15/18	1,592,000	0.3
2,474,721			The Gymboree Corporation, Term Loan B, 5.000%, 02/23/18	2,391,370	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2012 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
			Retailers (Except Food & Drug) (continued)
2,780,988			Toys “R” Us, Inc., Term Loan B-1, 6.000%, 09/01/16	$2,754,048	0.5
689,500			Toys “R” Us, Inc., Term Loan B-2, 5.250%, 05/25/18	668,815	0.1
995,000			Toys “R” Us, Inc., Term LoanB-3, 5.250%, 05/25/18	965,896	0.2
EUR	3,506,330		Vivarte S.A.S., New Term B2 Finartex, 5.173%, 03/31/18	3,656,277	0.7
2,736,250			Yankee Candle Company, Inc., Term Loan B, 5.250%, 04/02/19	2,768,174	0.5
				63,368,362	11.8
			Steel: 1.1%
6,000,000			FMG Resources (August 2006) Pty Ltd, Term Loan, 5.250%, 10/16/17	6,023,574	1.1
			Surface Transport: 0.9%
1,446,688			Baker Tanks, Inc., Term Loan, 5.000%, 06/01/18	1,456,633	0.3
997,087			US Shipping Partners L.P., First Lien Term Loan, 9.200%, 08/07/13	980,137	0.2
2,487,500			Wabash National Corporation, Term Loan, 6.000%, 05/15/19	2,518,594	0.4
				4,955,364	0.9
			Telecommunications: 6.7%
7,399,081			Asurion, LLC, 1st Lien Term Loan, 5.500%, 05/24/18	7,474,463	1.4
3,792,727			Asurion, LLC, Add-On 1st Lien Term Loan, 5.500%, 05/24/18	3,831,368	0.7
1,649,682			Asurion, LLC, Second Lien Term Loan, 9.000%, 05/24/19	1,704,670	0.3
3,741,935			Global Tel*Link Corporation, First Lien Term Loan, 6.000%, 12/15/17	3,777,016	0.7
590,000			Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, 02/27/17	600,510	0.1
600,000			Level 3 Financing, Inc, 2019 Term Loan, 5.250%, 08/01/19	604,875	0.1
4,000,000			Level 3 Financing, Inc, Tranche B-II 2019 Term Loan, 4.750%, 08/01/19	4,015,832	0.8
1,980,000			Neustar, Inc., Term Loan, 5.000%, 11/07/18	1,997,325	0.4
2,992,500			Syniverse Holdings, Inc., Term Loan B, 5.000%, 04/20/19	3,009,333	0.6
548			tw telecom inc., Term Loan B-2 (Extended), 3.460%, 12/29/16	551	0.0
4,051,521			U.S. Telepacific Corp, First Lien Term Loan, 5.750%, 02/23/17	4,011,006	0.7
4,840,000			Zayo Group, LLC, Term Loan B, 5.250%, 07/02/19	4,878,570	0.9
				35,905,519	6.7
			Utilities: 5.0%
349,000		(1)	Calpine Corp, Term Loan B-1, 4.500%, 04/02/18	351,960	0.1
1,975,000			Calpine Corp, Term Loan B-2, 4.500%, 04/02/18	1,991,355	0.4
3,200,500			Dynegy Midwest Generation, LLC (CoalCo)., Term Loan, 9.250%, 08/04/16	3,306,517	0.6
2,822,091			Dynegy Power (GasCo), Term Loan, 9.250%, 08/04/16	2,947,908	0.5
2,493,750			EquiPower Resources Holdings, LLC, Term Loan, 5.500%, 12/21/18	2,509,336	0.5
2,962,462			Longview Power, LLC, Extended Term Loan, 7.250%, 10/31/17	2,470,693	0.5
548,306			Race Point Power, Race Point Power II Term Loan, 7.750%, 01/11/18	546,935	0.1
19,292,525			Texas Competitive Electric Holdings Company LLC, Extended Term Loans, 4.743%, 10/10/17	12,561,576	2.3
				26,686,280	5.0
			Total Senior Loans
			(Cost $711,762,030)	699,191,838	130.2
OTHER CORPORATE DEBT: 0.0%
			Electronics/Electrical: 0.0%
4,666			Flextronics International, Ltd., A Term Loan, 10/01/14	4,670	0.0
5,536			Flextronics International, Ltd., A-1-A DD Term Loan, 10/01/14	5,542	0.0
				10,212	0.0
			Surface Transport: 0.0%
297,646			US Shipping Partners L.P., Second Lien Term Loan, 2.500%, 08/07/13	105,664	0.0
			Total Other Corporate Debt
			(Cost $319,412)	115,876	0.0

Shares				Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 3.3%
231		@, X	AR Broadcasting (Warrants)	$—	0.0
888,534		@, R, X	Ascend Media (Residual Interest)	—	0.0
2,923,549		@	Carador Placing	3,117,234	0.6
2,609		@, X	Caribe Media Inc.	—	0.0
109,874		@	Cumulus Media, Inc. (Class A Common Shares)	251,611	0.1
10		@, X	Faith Media Holdings, Inc. (Residual Interest)	194,008	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS (continued)
24,471	@	Glodyne Technoserve, Ltd.	$11,357	0.0
748,143	@, X	GTS Corp.	—	0.0
29,687	@	Hawaiian Telcom	532,882	0.1
309	@	LyondellBasell Industries N.V. Class A	15,367	0.0
9,788	@	Mega Brands	106,450	0.0
372,090	@	Metro-Goldwyn-Mayer, Inc.	13,519,258	2.5
106,702	@, X	Northeast Biofuels (Residual Interest)	—	0.0
30,003	@, R, X	Safelite Realty Corporation	141,914	0.0
42,369	@, R	SuperMedia, Inc.	91,517	0.0
19,404	@, X, (2)	U.S. Shipping Partners, L.P.	—	0.0
275,292	@, X, (2)	U.S. Shipping Partners, L.P. (Contingency Rights)	—	0.0
		Total Equities and Other Assets
		(Cost $12,139,370)	17,981,598	3.3
		Total Investments (Cost $724,220,812)	$717,289,312	133.5
		Liabilities in Excess of Other Assets	(180,143,533)	(33.5)
		Net Assets	$537,145,779	100.0

	*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	R	Restricted Security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Board of Directors/Trustees.
	^	This Senior Loan Interest is non-income producing.
	(1)	Trade pending settlement. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
	(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
	(3)	Loan is on non-accrual basis.
	CAD	Canadian Dollar
	EUR	EU Euro
	SEK	Swedish Krona

		Cost for federal income tax purposes is $724,894,828.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$15,506,989
		Gross Unrealized Depreciation	(23,112,505)
		Net Unrealized Depreciation	$(7,605,516)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2012
Asset Table
Investments, at fair value
Equities and Other Assets	$4,115,061	$13,530,615	$335,922	$17,981,598
Other Corporate Debt	—	115,876	—	115,876
Senior Loans	—	699,191,838	—	699,191,838
Total Investments, at fair value	$4,115,061	$712,838,329	$335,922	$717,289,312
Other Financial Instruments+
Unfunded commitments	—	536	—	536
Total Assets	$4,115,061	$712,838,865	$335,922	$717,289,848
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(224,576)	$—	$(224,576)
Total Liabilities	$—	$(224,576)	$—	$(224,576)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended November 30, 2012.

At November 30, 2012, the following forward foreign currency contracts were outstanding for the ING Senior Income Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank	EU Euro	8,670,800	Sell	12/14/12	$11,211,695	$11,271,538	$(59,843)
State Street Bank	EU Euro	8,543,500	Sell	01/17/13	10,948,297	11,109,964	(161,667)
State Street Bank	Swedish Krona	1,884,100	Sell	12/14/12	280,871	282,878	(2,007)
State Street Bank	Swedish Krona	1,963,900	Sell	01/17/13	293,524	294,583	(1,059)
							$(224,576)

See Accompanying Notes to Financial Statements

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2013